Summary of Principal Accounting Policies - VIEs - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable interest entity
Maximum exposure to loss in non-consolidated VIEs	¥ 74,445,037	¥ 82,279,188
Shanghai Jupai
Variable interest entity
Notice period for termination of voting rights proxy agreement with VIE	30 days
Shanghai E Chengs
Variable interest entity
Voting right proxy agreement (in years)	20 years
Extension term of agreement (in years)	1 year
Term of loan agreement (in years)	20 years